Annual Fund Operating Expenses - Class S - Thrivent Mid Cap Growth Fund - Class S	Feb. 28, 2021
Operating Expenses:
Management Fees	0.75%
Distribution and Shareholder Service (12b-1) Fees	none
Other Expenses	2.63%
Total Annual Fund Operating Expenses	3.38%
Less Fee Waivers and/or Expense Reimbursements	2.48%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.90%